Note 12 - Income Taxes (Details) - Income From Operations Before Income Tax Expense In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	$ 62,208	¥ 6,406,153	¥ 7,825,846	¥ 5,970,007
Foreign	(1,275)	(131,262)	(68,982)	6,213
Total	60,933	6,274,891	7,756,864	5,976,220
Income taxes―current:
Domestic	23,825	2,453,549	3,140,964	2,489,350
Foreign	404	41,582	(6,254)	422
Total	24,229	2,495,131	3,134,710	2,489,772
Income taxes―deferred:
Domestic	(7,087)	(729,822)	(528,832)	35,714
Foreign	291	29,996	1,704
Total	$ (6,796)	¥ (699,826)	¥ (527,128)	¥ 35,714